Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments contracted by the Company is as follows:

	December 31, 2014	December 31, 2013
Fair value of interest rate swap hedging instruments - current and non current portions	$—	$21,289